CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 5,001	$ 4,901
Cost of sales	2,304	2,311
Gross profit	2,697	2,590
Research and development expenses	353	329
Selling and marketing expenses	984	995
General and administrative expenses	302	307
Legal Settlements And Loss Contingencies	29	27
Impairments restructuring and others	57	58
Operating income	972	874
Financial expenses - net	81	175
Income before income taxes	891	699
Income taxes	143	53
Share in losses of associated companies - net	8	20
Net income	740	626
Net Loss attributable to non-controlling interests	(4)	(4)
Net income attributable to Teva	$ 744	$ 630
Earnings per share attributable to Teva:
Basic	$ 0.88	$ 0.74
Diluted	$ 0.87	$ 0.74
Weighted average number of shares (in millions):
Basic	850	855
Diluted	852	856